Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000003700 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class A
Trading Symbol	PPTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class A / PPTAX	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
Net Assets	$ 31,226,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000003701 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class C
Trading Symbol	PPTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class C / PPTCX	$105	2.11%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.11%
Net Assets	$ 31,226,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000067139 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class I
Trading Symbol	PIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class I / PIPTX	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 31,226,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000215020 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class R6
Trading Symbol	VGQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class R6 / VGQRX	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 31,226,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060263 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class A
Trading Symbol	PSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$65	1.37%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.37%
Net Assets	$ 2,225,273,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060264 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$99	2.10%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.10%
Net Assets	$ 2,225,273,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060265 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class I
Trading Symbol	PXSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$53	1.11%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.11%
Net Assets	$ 2,225,273,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$47	1.00%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%
Net Assets	$ 2,225,273,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060269 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class A
Trading Symbol	PKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$61	1.26%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%
Net Assets	$ 2,095,260,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060271 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class C
Trading Symbol	PKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$96	1.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.99%
Net Assets	$ 2,095,260,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060272 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class I
Trading Symbol	PKSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
Net Assets	$ 2,095,260,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000148845 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class R6
Trading Symbol	VSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Net Assets	$ 2,095,260,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060273 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class A
Trading Symbol	PSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 591,340,000
Holdings Count | Holding	37
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060275 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class C
Trading Symbol	SSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$98	2.01%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.01%
Net Assets	$ 591,340,000
Holdings Count | Holding	37
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060276 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class I
Trading Symbol	PLXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
Net Assets	$ 591,340,000
Holdings Count | Holding	37
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class R6
Trading Symbol	VCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 591,340,000
Holdings Count | Holding	37
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060285 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class A
Trading Symbol	PDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 118,844,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060287 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class C
Trading Symbol	PGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$96	1.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.95%
Net Assets	$ 118,844,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060288 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class I
Trading Symbol	PXIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 118,844,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199782 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class R6
Trading Symbol	VECRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 118,844,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060291 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class A
Trading Symbol	NAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 616,787,000
Holdings Count | Holding	351
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000060293 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class C
Trading Symbol	POICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$87	1.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
Net Assets	$ 616,787,000
Holdings Count | Holding	351
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000211088 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class I
Trading Symbol	VTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 616,787,000
Holdings Count | Holding	351
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000224195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class R6
Trading Symbol	VTARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 616,787,000
Holdings Count | Holding	351
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000060294 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PHSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$60	1.27%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.27%
Net Assets	$ 1,031,928,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060296 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$97	2.04%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.04%
Net Assets	$ 1,031,928,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060297 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class I
Trading Symbol	PICMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$49	1.04%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.04%
Net Assets	$ 1,031,928,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$39	0.83%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%
Net Assets	$ 1,031,928,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060298 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PQSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$59	1.21%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
Net Assets	$ 781,761,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060299 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class C
Trading Symbol	PQSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$97	1.99%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.99%
Net Assets	$ 781,761,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000060300 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class I
Trading Symbol	PXQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
Net Assets	$ 781,761,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000176670 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	VQSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 781,761,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000077895 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class A
Trading Symbol	VMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$58	1.20%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Net Assets	$ 2,660,780,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]	Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000077896 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class C
Trading Symbol	VMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$93	1.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.95%
Net Assets	$ 2,660,780,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]	Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000077897 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class I
Trading Symbol	VIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 2,660,780,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]	Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199784 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class R6
Trading Symbol	VRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
Net Assets	$ 2,660,780,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]	Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199118 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class A
Trading Symbol	VKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$59	1.23%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
Net Assets	$ 2,090,533,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199119 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class C
Trading Symbol	VKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$96	1.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.99%
Net Assets	$ 2,090,533,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199120 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class I
Trading Symbol	VKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 2,090,533,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199121 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class R6
Trading Symbol	VKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 2,090,533,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000209770 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class A
Trading Symbol	SGAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$61	1.26%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%
Net Assets	$ 237,938,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000209771 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class C
Trading Symbol	SGACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$97	2.01%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.01%
Net Assets	$ 237,938,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000209768 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class I
Trading Symbol	SGAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$49	1.01%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
Net Assets	$ 237,938,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000209769 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class R6
Trading Symbol	SGARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 237,938,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000223339 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	VAKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 7,621,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000223336 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	VCKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class C / VCKSX	$100	2.05%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.05%
Net Assets	$ 7,621,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000223337 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	VIKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 7,621,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000223338 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 7,621,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000229070 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	VKSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$57	1.17%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Net Assets	$ 5,894,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000229071 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class C
Trading Symbol	VKSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class C / VKSEX	$93	1.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.92%
Net Assets	$ 5,894,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000229072 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	VKSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Net Assets	$ 5,894,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000229069 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	VKSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 5,894,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.